CONSTRUCTION-IN-PROGRESS (Tables)	12 Months Ended
Dec. 31, 2020
CONSTRUCTION-IN-PROGRESS [abstract]
Schedule of construction-in-progress
	2019	2020
	RMB’000	RMB’000

At January 1	1,828,372	2,378,974
Transfer in from fixed assets for improvement/modifications (Note 6)	592,201	685,128
Other additions	1,654,657	1,596,875
Transfer to fixed assets (Note 6)	(743,618)	(780,501)
Transfer out to fixed assets after improvement/modifications (Note 6)	(952,638)	(1,101,800)
At December 31	2,378,974	2,778,676